Note 13 - Operating Lease Right-of-use Assets and Liabilities (Details Textual)	6 Months Ended
	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)
Number of Chartered-in Third-party Vessels	52
Right-of-Use Asset Obtained in Exchange for Operating Lease Liability	$ 343,073,000	$ 0
Costamare Bulkers Inc. (“CBI”) [Member]
Number of Chartered-in Third-party Vessels	53
Right-of-Use Asset Obtained in Exchange for Operating Lease Liability	$ 301,801
Operating Lease, Weighted Average Remaining Lease Term (Year)	2 years 6 months
Costamare Bulkers Inc. (“CBI”) [Member] | Minimum [Member]
Lessee, Operating Lease, Discount Rate	5.20%
Costamare Bulkers Inc. (“CBI”) [Member] | Maximum [Member]
Lessee, Operating Lease, Discount Rate	7.07%